Income (Loss) Per Common Share	12 Months Ended
Dec. 31, 2011
Income (Loss) Per Common Share [Abstract]
Income (Loss) Per Common Share

14. Income (Loss) Per Common Share

Basic and diluted income (loss) per common share is computed as follows:

	Year Ended December 31,
	2011	2010	2009
Income (loss) from continuing operations	$(204,280)	$(15,821)	$21,424
Less: Income attributable to noncontrolling interest	(1,195)	(1,207)	(1,817)

Net income (loss) from continuing operations attributable to Willbros Group, Inc. (numerator for basic calculation)	(205,475)	(17,028)	19,607
Add: Interest and debt issuance costs associated with convertible notes	—	—	—

Net income (loss) from continuing operations applicable to common shares (numerator for diluted calculation)	$(205,475)	$(17,028)	$19,607

Weighted average number of common shares outstanding for basic income per share	47,475,680	43,013,934	38,687,594
Weighted average number of potentially dilutive common shares outstanding	—	—	195,483

Weighted average number of common shares outstanding for diluted income per share	47,475,680	43,013,934	38,883,077

Income (loss) per common share from continuing operations:
Basic	$(4.33)	$(0.40)	$0.51

Diluted	$(4.33)	$(0.40)	$0.50

The Company has excluded shares potentially issuable under the terms of use of the securities listed below from the number of potentially dilutive shares outstanding as the effect would be anti-dilutive:

	Year Ended December 31,
	2011	2010	2009
2.75% Convertible Senior Notes	—	3,048,642	3,048,642
6.5% Senior Convertible Notes	1,825,587	1,825,587	1,825,587
Stock options	181,666	185,397	185,000
Warrants to purchase common stock	—	536,925	536,925
Restricted stock and restricted stock rights	158,672	343,905	—

	2,165,925	5,940,456	5,596,154

In accordance with the FASB’s standard on earnings per share—contingently convertible instruments, the shares issuable upon conversion of the convertible notes would have been included in diluted income (loss) per share, if those securities were dilutive, regardless of whether the Company’s stock price was greater than or equal to the conversion prices of $17.56 and $19.47, respectively. However, these securities are only dilutive to the extent that interest per weighted average convertible share does not exceed basic earnings per share. For the year ended December 31, 2011, the related interest per convertible share associated with the 6.5% Senior Convertible Notes did not exceed basic earnings per share for the current period. As such, those shares have not been included in the computation of diluted earnings per share.